Deferred Income Taxes (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Taxes Details
Net (loss) income for the year	$ (1,125)	$ (1,960)	$ 6,791
Canadian statutory tax rate	27.00%	26.00%
Income tax expense (benefit) computed at statutory rates	$ (304)	$ (510)
Temporary differences	(70)	12
Items not taxable/deductible for income tax purposes	44	102
Tax losses and tax offsets recognized/unrecognized in tax asset	359	502
Under (over) provided in prior years	104	0
Expired losses	0	63
Effect of change in tax rates	0	(107)
Impact of foreign exchange on tax assets and liabilities	(133)	(62)
Deferred income tax recovery	$ 0	$ 0